SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 21,689,049	$ 19,192,918	$ 9,981,004
Payables	256,937,811	237,018,647	228,350,239
Other income	83,982	134,254	240,662
Other expense	2,811,875	2,687,149	2,249,210
Professional fee	6,261,729	5,522,088	4,200,561
Recharge of costs	125,920	104,381	1,045,600
Purchase of Goods [Member] | Corium Italia S.R.L. [Member]
Related Party Transaction [Line Items]
Payables		14,410	28,008
Purchase of Goods [Member] | HTL Import/Export Trading (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Payables	461,824	92,165	132,563
Purchase of Goods [Member] | Gruppo 8 S.R.L. [Member]
Related Party Transaction [Line Items]
Payables	835,250	105,344
Purchase of Goods [Member] | New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Payables	7,910,832	8,044,440	1,217,589
Purchase of Goods [Member] | HTL Furniture (Huaian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Payables	9,797,106	10,967,375	17,289,382
Purchase of Goods [Member] | HTL Furniture Vietnam Company Limited. [Member]
Related Party Transaction [Line Items]
Payables	21,255,119	3,901,169
Purchase of Goods [Member] | HTL Furniture (Kunshan) Co., Ltd [Member]
Related Party Transaction [Line Items]
Payables	28,965,947	32,054,553	33,666,337
Purchase of Goods [Member] | HTL Furniture (Changshu) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Payables	83,491,944	74,784,827	68,735,988
Purchase of Goods [Member] | HTL Furniture (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Payables	104,218,558	107,053,182	107,277,084
Purchase of Sample Leather [Member] | Trends Leather (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Payables	1,231	1,182	3,288
Commission Income [Member] | Corium Italia S.R.L. [Member]
Related Party Transaction [Line Items]
Other income		107,049	240,662
Commission Income [Member] | Gruppo 8 S.R.L. [Member]
Related Party Transaction [Line Items]
Other income	69,409	27,205
Commission Income [Member] | HTL Global Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Other income	14,573
Commission Expense [Member] | New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Other expense	377,863	253,695	55,358
Commission Expense [Member] | H.T.L. Furniture, Inc. [Member]
Related Party Transaction [Line Items]
Other expense	2,038,722	1,979,659	2,193,852
Service Fee [Member] | H.T.L. Furniture, Inc. [Member]
Related Party Transaction [Line Items]
Other expense	395,290	453,795
Professional Fee [Member] | HTL Import/Export Trading (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Professional fee	560,638	110,392
Professional Fee [Member] | HTL Furniture (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Professional fee	522,234
Professional Fee [Member] | HTL Product Design (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Professional fee	5,178,857	5,411,696	4,200,561
Recharge of Costs [Member] | HTL Global Pte. Ltd. [Member] | SINGAPORE
Related Party Transaction [Line Items]
Recharge of costs	6,905	104,381
Recharge of Costs [Member] | New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Recharge of costs			1,045,600
Recharge of Costs [Member] | HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Recharge of costs	119,015
Showroom Expense [Member] | H.T.L. Furniture, Inc. [Member]
Related Party Transaction [Line Items]
H.T.L. Furniture, Inc.	524,897	552,824	494,660
Office Rental Income [Member] | New Century International Homes Pte. Ltd. [Member]
Related Party Transaction [Line Items]
New Century International Homes Pte Ltd	4,609
Ocean Freight Recharge [Member] | New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
New Century Trading（India）Private Limited	242,249
Customers Claims [Member] | H.T.L. Furniture, Inc. [Member]
Related Party Transaction [Line Items]
HTL Furniture Inc	40,426
Management Fees [Member] | HTL Global Pte. Ltd. [Member] | SINGAPORE
Related Party Transaction [Line Items]
HTL Global Pte. Ltd. (SG)	3,452
Other Income Service Fee [Member] | HTL Manufacturing Pte Ltd. [Member]
Related Party Transaction [Line Items]
HTL Manufacturing Pte Ltd			114,657
H.T.L. Furniture, Inc. [Member] | Sale of Sofa [Member]
Related Party Transaction [Line Items]
Revenues	143,808	212,654	168,910
New Century Trading (India) Private Limited [Member] | Sale of Sofa [Member]
Related Party Transaction [Line Items]
Revenues	2,660,281	2,273,588	217
Corium Italia S.R.L. [Member] | Sale of Sofa [Member]
Related Party Transaction [Line Items]
Revenues			(1,607)
HTL Leather Trading (Yangzhou) Co., Ltd. [Member] | Sale of Leather [Member]
Related Party Transaction [Line Items]
Revenues			7,015,330
Trends Leather (Yangzhou) Co., Ltd. [Member] | Sale of Leather [Member]
Related Party Transaction [Line Items]
Revenues	18,884,960	16,706,676	2,105,669
HTL Leather (China) Co., Ltd. [Member] | Sale of Leather [Member]
Related Party Transaction [Line Items]
Revenues			$ 692,485